Cover	May 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2025
Entity File Number	000-56075
Entity Registrant Name	4FRONT VENTURES CORP.
Entity Central Index Key	0001783875
Entity Tax Identification Number	83-4168417
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	11811 N. Tatum Boulevard
Entity Address, Address Line Two	Suite 3031
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85028
City Area Code	602
Local Phone Number	428-5337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false